Statements of Financial Condition (Parenthetical)	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
General Partner Units, units outstanding (shares)	7,460.6309	7,460.6309		7,460.6309
Series A
Limited Partners Units, units outstanding (shares)	152,831.1989	164,417.4673	184,407.7091	236,423.1119	269,518.2687
Series B
Limited Partners Units, units outstanding (shares)	68,259.3744	86,507.9830	102,886.5156	110,409.9497	140,857.9391
Series C
Limited Partners Units, units outstanding (shares)	24,775.2756	27,732.4319	35,769.2326	17,608.2983
Series I
Limited Partners Units, units outstanding (shares)	91,269.1444	120,105.4790	156,292.6276	219,781.2927	237,052.9763